NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

Supplement dated November 15, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled "Portfolio Managers" on pages 5, 9, 17, 25 and 29 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2007
Christopher C. Graham	Chief Investment Officer	Since 2016

2.	The information under the section entitled "Portfolio Managers" on pages 13 and 21 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2009
Christopher C. Graham	Chief Investment Officer	Since 2016

3.	The paragraph under the section "Portfolio Management" on page 38 of the Prospectus is hereby deleted and replaced with the following:

Thomas R. Hickey Jr. and Christopher C. Graham are the Funds' co-portfolio managers and are jointly responsible for the day-to-day management of the Funds in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently the Head of Asset Strategies at NFA.  Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies.  Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company ("Nationwide Mutual") in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual's proprietary general account.  In June 2016, Mr. Graham joined NFA as its Chief Investment Officer.

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